As filed with the Securities and Exchange Commission on May 18, 2016

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-1A

Registration Statement Under The Securities Act of 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 68	[X]
and/or
Registration Statement Under The Investment Company Act of 1940 Amendment No. 71	[X]

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Registrant's Name, Address and Telephone Number:
American Federation of Labor and Congress of Industrial Organizations
Housing Investment Trust*
2401 Pennsylvania Avenue, N.W., Suite 200
Washington, D.C.  20037
(202) 331-8055

Name and Address of Agent for Service:
Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W.
North Tower – Suite 200
Washington, DC 20007-5118

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It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on the 18th day of May, 2016.
AMERICAN FEDERATION OF LABOR AND CONGRESS OF INDUSTRIAL   ORGANIZATIONS HOUSING INVESTMENT TRUST

 By:

 /s/ Stephen Coyle
 Stephen Coyle
  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of May, 2016:

                                                  /s/ Richard Ravitch *
                                                   Richard Ravitch
  Chairman

/s/ Vincent Alvarez *
Vincent Alvarez
  Trustee

/s/ James Boland *
James Boland
  Trustee

/s/ Sean McGarvey*
Sean McGarvey
  Trustee

/s/ Kenneth E. Rigmaiden *
Kenneth E. Rigmaiden
  Trustee

/s/ Elizabeth Shuler *
Elizabeth Shuler
  Trustee

/s/ Richard L. Trumka *
Richard L. Trumka
  Trustee

/s/ Jack Quinn *
Jack Quinn
  Trustee

/s/ Marlyn J. Spear *
Marlyn J. Spear
  Trustee

/s/ Tony Stanley *
Tony Stanley
  Trustee

  /s/ Stephen Coyle
  Stephen Coyle
  Chief Executive Officer (Principal
  Executive Officer)

  /s/ Erica Khatchadourian
  Erica Khatchadourian
  Chief Financial Officer

* Erica Khatchadourian, by signing her name hereto, signs this document on behalf of each of the persons so indicated above pursuant to powers of attorney duly executed by such person and filed with the SEC.

  /s/ Erica Khatchadourian
  Erica Khatchadourian

INDEX TO EXHIBITS

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase